Note 11 - Series 1 and Series 2 Convertible Notes	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Series 1 & 2 Convertible Notes [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

12. SERIES CONVERTIBLE NOTES

On June 4, 2020 and November 6, 2020, the Company issued unsecured 10% Series 1 Convertible Notes (“Series 1 Notes”) and Series 2 Convertible Notes (“Series 2 Notes”, and collectively with the Series 1 Notes, the “Series Convertible Notes”) in the aggregate principal amount of $550,000 and $1,050,000, respectively. The maturity dates of the Series 1 Notes and Series 2 Notes are June 30, 2023 and November 30, 2023, respectively. On July 12, 2023, the Company secured countersigned notices of conversion from all remaining holders of the Series 1 Convertible Notes and provided instructions to its transfer agent to issue a total of 59,912 shares of Common Stock in full satisfaction of all previously outstanding Series 1 Convertible Notes. The Series Convertible Notes provide, among other things, for (i) a term of approximately three years; (ii) the Company’s ability to prepay the Series Convertible Notes, in whole or in part, at any time; (iii) the automatic conversion of the Series Convertible Notes upon a Change of Control (all capitalized terms not otherwise defined to have the meaning ascribed to such terms of the Series Convertible Notes) into shares of the Company’s Common Stock, at a per share price of $54.00 and $50.00 (the “Conversion Price”) for the Series 1 Notes and Series 2 Notes, respectively; (iv) the ability of the holders of the Series Convertible Notes (each a “Holder”, and together, the “Holders”) to convert the principal of the Series Convertible Notes, along with accrued interest, in whole or in part, into shares of Common Stock at the respective Conversion Price; (v) the Company’s ability to convert all Note Obligations outstanding upon a Qualified Equity Financing into shares of Common Stock at the respective Conversion Price; (vi) the Company’s ability to convert the principal of the Series Convertible Notes, along with accrued interest, in whole or in part, into shares of Common Stock at the respective Conversion Price in the event the volume weighted average price (“VWAP”) of the Common Stock equals or exceeds $64.00 per share for at least fifteen consecutive Trading Days; (vii) the Company’s ability to convert all outstanding Note Obligations into shares of Common Stock at the respective Conversion Price (an “In Kind Note Repayment”) in lieu of repaying the Note Obligations outstanding on the Maturity Date, provided, however, that in the case of an In-Kind Note Repayment, the outstanding Note Obligations will be calculated by increasing by thirty-five percent the aggregate sum of the unpaid Principal Amount held by each Holder and the accrued interest at a rate of ten percent per annum, subject to, with respect to any portion of the Principal Amount that is converted or prepaid before the twelve month anniversary of the Issuance Date, a minimum interest payment equal to ten percent of the amount that is converted or prepaid. As consideration for agreeing to subordinate to the 2022 Notes, the premium applicable in connection with an In-Kind Note Repayment at maturity was increased from thirty-five percent to sixty percent. As consideration for agreeing to provide for an In-Kind Note Repayment upon the earlier of i) maturity or ii) the completion of an Uplist Transaction, the premium applicable in connection with an In-Kind Note Repayment at either maturity or simultaneous with an Uplist Transaction was further increased from sixty percent to three hundred and fifty percent.

As described in Note 11 above, as a part of the 2022 Convertible Note Offering, certain holders of the Series 2 Notes agreed to exchange their Series 2 Notes with an aggregate principal amount of $600,000 and accrued interest of approximately $100,000 for promissory notes of the Company on substantially similar terms to those of the 2022 Notes (the “Exchanged Notes”). As of July 6, 2022, $699,781 of principal and accrued interest of the Series 2 notes was exchanged for the Exchanged Notes.

On March 10, 2023, the Company entered into an amendment (the “Series 2 Note Amendment” and, together with the Series 1 Amendment, the “Series Note Amendments”) with each of the holders of the Company’s outstanding Series 2 Convertible Notes (as amended, the “Series 2 Notes” and, together with the Series 1 Notes, the “Series Convertible Notes”). Pursuant to the Series Note Amendments, the Company can elect to convert the principal and accrued interest under the Series Convertible Notes (the “Series Note Obligations”) at or after the effective time of the Uplisting Transaction, or the maturity date. In the event the Company exercises such option, the Series Note Obligations will be deemed to equal the product of 4.5 (which was previously 1.6 prior to the Series Note Amendments) and the outstanding Series Note Obligations. Notwithstanding the foregoing, if the registration statement filed in connection with the Uplist Transaction is not declared effective by 11:59 P.M. (EST) on or before the Uplisting Transaction deadline under the 2022 Notes and Second Notes, which was originally February 15, 2023, or such later extended date as provided for therein (the “Series Note Amendments Termination Date”), the Series Note Amendments will automatically terminate without any further action by the Company or the holders of the Series Convertible Notes. The Series Note Amendments Termination Date will be automatically extended upon any extension of the Uplisting Transaction deadline under the 2022 Notes, Second Notes, and Third Notes. As previously discussed herein, the deadline to complete the Uplist Transaction was extended on multiple previous occasions. As of July 31, 2023 the Uplist Transaction deadline under the 2022 Notes, Second Notes, and Third Notes is August 31, 2023. No consideration was paid by the Company in connection with any of the extensions of the Uplisting Transaction deadline under the 2022 Notes, Second Notes, and/or Third Notes.

During the three months ended June 30, 2023 and 2022, the Company recorded interest expense on the Series Convertible Notes of approximately $25,000 and $40,000, respectively. During the nine months ended June 30, 2023 and 2022, the Company recorded interest expense on the Series Convertible Notes of approximately $75,000 and $120,000, respectively.

11.	SERIES 1 AND SERIES 2 CONVERTIBLE NOTES

On June 4, 2020 and November 6, 2020, the Company issued unsecured 10% Series 1 Convertible Notes (“Series 1 Notes”) and Series 2 Convertible Notes (“Series 2 Notes”, and collectively with the Series 1 Notes, the “Convertible Notes”) in the aggregate principal amount of $550,000 and $1,050,000, respectively. The maturity dates of the Series 1 Notes and Series 2 Notes are June 30, 2023 and November 30, 2023, respectively. The Convertible Notes provide, among other things, for (i) a term of approximately three years; (ii) the Company’s ability to prepay the Convertible Notes, in whole or in part, at any time; (iii) the automatic conversion of the Convertible Notes upon a Change of Control (all capitalized terms not otherwise defined to have the meaning ascribed to such terms of the Convertible Notes) into shares of the Company’s Common Stock, at a per share price of $54.00 and $50.00 (the “Conversion Price”) for the Series 1 Notes and Series 2 Notes, respectively; (iv) the ability of the holders of the Convertible Note (a “Holder”) to convert the principal of the Convertible Notes, along with accrued interest, in whole or in part, into shares of Common Stock at the respective Conversion Price; (v) the Company’s ability to convert all Note Obligations outstanding upon a Qualified Equity Financing into shares of Common Stock at the respective Conversion Price; (vi) the Company’s ability to convert the principal of the Convertible Notes, along with accrued interest, in whole or in part, into shares of Common Stock at the respective Conversion Price in the event the volume weighted average price (“VWAP”) of the Common Stock equals or exceeds $64.00 per share for at least fifteen consecutive Trading Days; (vii) the Company’s ability to convert all outstanding Note Obligations into shares of Common Stock at the respective Conversion Price (an “In-Kind Note Repayment”) in lieu of repaying the Note Obligations outstanding on the Maturity Date, provided, however, that in the case of an In-Kind Note Repayment, the outstanding Note Obligations will be calculated by increasing by thirty-five percent the aggregate sum of the unpaid Principal Amount held by each Holder and the accrued interest at a rate of ten percent per annum, subject to, with respect to any portion of the Principal Amount that is converted or prepaid before the twelve month anniversary of the Issuance Date, a minimum interest payment equal to ten percent of the amount that is converted or prepaid. As consideration for agreeing to subordinate, the premium applicable in connection with an In-Kind Note Repayment at maturity was increased from thirty-five percent to sixty percent.

Beginning June 22, 2015 and through June 30, 2015, the Company entered into a series of substantially similar subscription agreements with 20 accredited investors providing for the issuance and sale by the Company to the 2015 Investors, in a private placement, of an aggregate of 71,954 Units at a purchase price of $44.00 per Unit. Each Unit consisted of a share of Common Stock and a Series D Warrant to purchase a share of Common Stock at an exercise price of $50.00 per share at any time prior to the fifth anniversary of the issuance date of the Series D Warrant and the shares issuable upon exercise of the Series D Warrants.

On June 3, 2020, the Company entered into an agreement (the “Agreement”) with the holders of a majority (the “Majority Holders”) of the outstanding warrants classified as “Series D Warrants”, resulting in approximately $850,000 of proceeds as a result of the full exercise of all Series D Warrants. Under the terms of the Agreement, in exchange for fully exercising their remaining Series D Warrants for 23,636 shares of Common Stock on June 4, 2020, the Majority Holders were issued warrants to purchase 17,727 shares of Common Stock at an exercise price of $50.00 over a 1-year term (“Series J Warrants”). On November 6, 2020, as consideration for an investment in the Convertible Notes, the Company entered into an amendment to the Series J Warrants with a holder of a Series J Warrant exercisable for up to 16,875 shares of Common Stock, to extend the term of the Series J Warrant from one year to thirty months.

On June 22, 2020, the Company entered into a Series J Warrant Issuance Agreement (the “Keyes Sulat Agreement”) with the Keyes Sulat Revocable Trust (the “Trust”), also a holder of outstanding Series D Warrants, resulting in approximately $82,000 of proceeds as a result of the full exercise of the Trust’s Series D Warrants. Under the terms of the Keyes Sulat Agreement, in exchange for fully exercising the Trust’s remaining Series D Warrants for 2,273 shares of Common Stock on June 22, 2020, the Trust was issued Series J Warrants to purchase 1,705 shares of Common Stock at an exercise price of $50.00 over a one-year term. James R. Sulat, a former member of the Board, is a co-trustee of the Trust, of which members of Mr. Sulat’s immediate family are beneficiaries. Mr. Sulat disclosed his interest in the Trust to the Board prior to its approval of the transaction and abstained from voting on the transaction.

As described in Note 10, above, as a part of the 2022 Convertible Notes Offering, certain holders of the Series Notes agreed to exchange Notes with principal amounts of $600,000 and accrued interest of approximately $100,000 for promissory notes of the Company on substantially similar terms to those of the 2022 Notes (the “Exchanged Notes”). As of July 6, 2022, $699,781 of principal and accrued interest of the Series 2 notes was exchanged for the Senior Secured Convertible Notes. In connection with the issuance of the Exchanged Notes, the Series Holders entered into a subordination agreement on the Closing Date to subordinate their rights to the rights of the Investors in respect of the 2022 Notes.

During the fiscal years ended September 30, 2022 and 2021, the Company recorded interest expense on the Series 1 and Series 2 Convertible Notes of approximately $146,000 and $150,000, respectively.